Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets at Fair Value
The table below presents the fair value of Chemours’ derivative assets and liabilities within the fair value hierarchy, as described in Note 3 to the Consolidated Financial Statements.

		Fair Value Using Level 2 Inputs
	Balance Sheet Location	December 31, 2015	December 31, 2014
Asset derivatives:
Foreign currency forward contracts	Accounts and notes receivable - trade, net	$2	$—
Total asset derivatives		$2	$—

Liability derivatives:
Foreign currency forward contracts	Other accrued liabilities	$2	$—
Total liability derivatives		$2	$—

Schedule of Derivative Liabilities at Fair Value
The table below presents the fair value of Chemours’ derivative assets and liabilities within the fair value hierarchy, as described in Note 3 to the Consolidated Financial Statements.

		Fair Value Using Level 2 Inputs
	Balance Sheet Location	December 31, 2015	December 31, 2014
Asset derivatives:
Foreign currency forward contracts	Accounts and notes receivable - trade, net	$2	$—
Total asset derivatives		$2	$—

Liability derivatives:
Foreign currency forward contracts	Other accrued liabilities	$2	$—
Total liability derivatives		$2	$—